UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2020

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Hexavest Equity Funds

Semiannual Report

January 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Funds. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2020

Eaton Vance

Hexavest Equity Funds

Table of Contents

Performance and Fund Profile

Hexavest Global Equity Fund	2
Hexavest International Equity Fund	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	7

Officers and Trustees	41

Important Notices	42

Eaton Vance

Hexavest Global Equity Fund

January 31, 2020

Performance1,2

Portfolio Managers Vital Proulx, CFA, Vincent Delisle, CFA, Jean-François Bérubé, Ph.D., Jean-Pierre Couture, Christian Crête, CFA, Marc Christopher Lavoie, CFA, Etienne Durocher-Dumais, CFA, and Kevin LeBlanc, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	3.74%	8.16%	6.23%	7.69%
Class A with 5.75% Maximum Sales Charge	—	—	–2.22	1.95	4.98	6.84
Class C at NAV	12/01/2016	08/29/2012	3.37	7.34	5.73	7.35
Class C with 1% Maximum Sales Charge	—	—	2.37	6.34	5.73	7.35
Class I at NAV	08/29/2012	08/29/2012	3.89	8.41	6.48	7.96
MSCI World Index	—	—	7.94%	17.73%	9.00%	10.57%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.38%	2.13%	1.13%
Net				1.15	1.90	0.90

Fund Profile

Equity Sector Allocation (% of net assets)4

Geographic Allocation (% of net assets)4,5

Top 10 Holdings (% of net assets)4,5

MSCI Emerging Markets Index Futures Contracts	3.7%

FTSE China A50 Index Futures Contracts	1.9

JPMorgan Chase & Co.	1.2

Verizon Communications, Inc.	1.2

Walt Disney Co. (The)	1.2

Comcast Corp., Class A	1.1

Intel Corp.	1.1

Hang Seng Index Futures Contracts	1.1

Bank of America Corp.	1.0

Johnson & Johnson	1.0

Total	14.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest International Equity Fund

January 31, 2020

Performance1,2

Portfolio Managers Vital Proulx, CFA, Vincent Delisle, CFA, Jean-François Bérubé, Ph.D., Jean-Pierre Couture, Christian Crête, CFA, Marc Christopher Lavoie, CFA, and Etienne Durocher-Dumais, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	3.04%	3.41%	2.83%	4.19%
Class A with 5.75% Maximum Sales Charge	—	—	–2.89	–2.56	1.61	3.36
Class I at NAV	08/29/2012	08/29/2012	3.11	3.67	3.08	4.45
MSCI EAFE Index	—	—	6.12%	12.10%	5.12%	6.95%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					1.58%	1.33%
Net					1.15	0.90

Fund Profile

Equity Sector Allocation (% of net assets)4

Geographic Allocation (% of net assets)4,5

Top 10 Holdings (% of net assets)4,5

MSCI Emerging Markets Index Futures Contracts	3.4%

Nestle SA	2.7

FTSE China A50 Index Futures Contracts	2.2

Roche Holding AG PC	2.1

Novartis AG	1.6

Total SA	1.6

Royal Dutch Shell PLC, Class A	1.5

Sumitomo Mitsui Financial Group, Inc.	1.5

Mitsubishi UFJ Financial Group, Inc.	1.5

Sanofi	1.4

Total	19.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C for the Hexavest Global Equity Fund is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 11/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[5]	Excludes cash and cash equivalents.

Fund profiles subject to change due to active management.

4

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 – January 31, 2020).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Hexavest Global Equity Fund

	Beginning Account Value (8/1/19)	Ending Account Value (1/31/20)	Expenses Paid During Period* (8/1/19 – 1/31/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,037.40	$5.99	**	1.17%
Class C	$1,000.00	$1,033.70	$9.82	**	1.92%
Class I	$1,000.00	$1,038.90	$4.72	**	0.92%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.94	**	1.17%
Class C	$1,000.00	$1,015.50	$9.73	**	1.92%
Class I	$1,000.00	$1,020.50	$4.67	**	0.92%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2019.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Fund Expenses — continued

Eaton Vance Hexavest International Equity Fund

	Beginning Account Value (8/1/19)	Ending Account Value (1/31/20)	Expenses Paid During Period* (8/1/19 – 1/31/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,030.40	$5.87	**	1.15%
Class I	$1,000.00	$1,031.10	$4.59	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.40	$5.84	**	1.15%
Class I	$1,000.00	$1,020.60	$4.57	**	0.90%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2019.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

6

Eaton Vance

Hexavest Global Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 88.1%
Security	Shares	Value

Australia — 1.7%

Australia and New Zealand Banking Group, Ltd.	2,797	$47,611

BHP Group, Ltd.	1,868	47,903

Cimic Group, Ltd.	1,261	24,399

Commonwealth Bank of Australia	1,276	72,244

CSL, Ltd.	140	28,794

National Australia Bank, Ltd.	1,928	32,934

Newcrest Mining, Ltd.	2,891	57,878

Oil Search, Ltd.	7,868	37,606

Rio Tinto, Ltd.	782	50,743

Santos, Ltd.	10,313	59,191

South32, Ltd.	8,607	14,769

Westpac Banking Corp.	1,638	27,373

Woodside Petroleum, Ltd.	1,717	39,337

		$540,782

Austria — 0.2%

OMV AG	1,097	$54,514

		$54,514

Belgium — 0.6%

Anheuser-Busch InBev SA/NV	804	$60,654

KBC Group NV	595	43,658

UCB SA	797	73,342

		$177,654

Canada — 6.7%

Agnico Eagle Mines, Ltd.	879	$54,331

B2Gold Corp.	31,512	136,132

Bank of Montreal(1)	1,258	95,942

Bank of Nova Scotia (The)	2,347	128,186

Barrick Gold Corp.	8,015	148,442

Canadian Imperial Bank of Commerce	1,438	117,265

Canadian Natural Resources, Ltd.	7,151	201,118

First Quantum Minerals, Ltd.	6,910	54,094

Loblaw Cos., Ltd.	2,079	108,773

Lundin Mining Corp.	8,319	43,625

Manulife Financial Corp.	5,902	114,972

MEG Energy Corp.(2)	18,257	93,258

Metro, Inc.	2,126	86,669

Nutrien, Ltd.	2,223	94,890

Royal Bank of Canada	1,576	124,541

Suncor Energy, Inc.	5,077	155,180

Teck Resources, Ltd., Class B	6,440	83,140

Security	Shares	Value

Canada (continued)

Toronto-Dominion Bank (The)	2,568	$141,925

Yamana Gold, Inc.	35,422	144,168

		$2,126,651

Denmark — 0.4%

Novo Nordisk A/S, Class B	1,874	$114,073

		$114,073

Finland — 0.4%

Kone Oyj, Class B	1,111	$71,701

Neste Oyj	519	20,665

Nokian Renkaat Oyj	1,290	34,687

		$127,053

France — 2.8%

Air Liquide SA	442	$63,908

BNP Paribas SA	1,104	58,587

Carrefour SA	4,090	69,210

Cie de Saint-Gobain	1,957	73,834

CNP Assurances	2,059	37,063

Danone SA	926	74,103

Dassault Aviation SA	12	14,597

Kering	40	24,441

LVMH Moet Hennessy Louis Vuitton SE	71	30,918

Natixis SA	15,857	66,962

Peugeot SA	1,653	34,036

Renault SA	1,062	41,538

Safran SA	291	46,920

Sanofi	632	60,949

Societe Generale SA	1,556	50,352

Thales SA	470	51,574

Total SA	1,641	79,901

		$878,893

Germany — 1.8%

Allianz SE	306	$73,055

BASF SE	615	41,510

Beiersdorf AG	278	31,518

Continental AG	312	35,605

Covestro AG(3)	1,091	45,978

Deutsche Telekom AG	3,435	55,633

Fresenius Medical Care AG & Co. KGaA	785	60,355

Hochtief AG	140	16,193

Merck KGaA	482	61,807

7	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Germany (continued)

SAP SE	586	$76,315

Siemens AG	630	77,703

		$575,672

Hong Kong — 1.5%

AIA Group, Ltd.	8,902	$88,209

CK Infrastructure Holdings, Ltd.	1,656	11,554

CLP Holdings, Ltd.	7,000	72,797

Galaxy Entertainment Group, Ltd.	10,000	65,446

Melco Resorts & Entertainment, Ltd. ADR	2,565	51,736

MGM China Holdings, Ltd.	42,400	59,204

Sands China, Ltd.	14,000	67,512

SJM Holdings, Ltd.	42,000	46,826

		$463,284

Italy — 1.1%

Assicurazioni Generali SpA	3,181	$61,984

CNH Industrial NV	3,196	30,442

Eni SpA	5,433	76,103

Intesa Sanpaolo SpA	26,038	64,666

Leonardo SpA	1,177	14,460

Moncler SpA	614	26,428

UniCredit SpA	4,668	62,352

		$336,435

Japan — 11.3%

ABC-Mart, Inc.(1)	700	$44,909

Ain Holdings, Inc.	500	30,563

Ajinomoto Co., Inc.	2,100	34,587

Asahi Group Holdings, Ltd.	800	37,086

Astellas Pharma, Inc.	2,900	51,243

Bridgestone Corp.	900	31,877

Chubu Electric Power Co., Inc.	2,500	33,952

Concordia Financial Group, Ltd.	9,900	37,319

Dai-ichi Life Holdings, Inc.	1,850	27,456

Daifuku Co., Ltd.	600	36,127

Daito Trust Construction Co., Ltd.	300	35,339

FANUC Corp.(1)	200	36,426

Fujitsu, Ltd.	200	21,147

Hikari Tsushin, Inc.	200	49,161

Hitachi Construction Machinery Co., Ltd.	1,500	40,197

Honda Motor Co., Ltd.	1,500	38,363

Inpex Corp.	4,800	44,804

ITOCHU Corp.	1,500	35,041

JGC Holdings Corp.	2,400	34,479

Security	Shares	Value

Japan (continued)

JXTG Holdings, Inc.	6,900	$29,347

Kajima Corp.	3,300	41,865

Kao Corp.	500	39,879

KDDI Corp.	900	27,197

Komatsu, Ltd.(1)	1,800	39,800

Kose Corp.	200	25,752

MINEBEA MITSUMI, Inc.	2,100	40,795

Mitsubishi Chemical Holdings Corp.(1)	7,100	51,312

Mitsubishi Corp.	1,800	46,144

Mitsubishi Electric Corp.	3,200	44,368

Mitsubishi Estate Co., Ltd.	2,000	39,169

Mitsubishi Motors Corp.	4,500	16,766

Mitsubishi UFJ Financial Group, Inc.	52,600	270,081

Mitsui Chemicals, Inc.	1,650	36,236

Mitsui Fudosan Co., Ltd.	1,200	31,783

Mitsui O.S.K. Lines, Ltd.	750	18,034

Mizuho Financial Group, Inc.	142,300	211,021

Murata Manufacturing Co., Ltd.	600	33,969

Nippon Suisan Kaisha, Ltd.	4,800	26,176

Nippon Yusen K.K.	1,100	17,516

Nissan Motor Co., Ltd.	4,600	24,961

Nitori Holdings Co., Ltd.	200	31,080

NSK, Ltd.	3,600	30,028

NTT Data Corp.	1,100	15,452

Obayashi Corp.	4,500	49,351

Omron Corp.	700	40,085

Ono Pharmaceutical Co., Ltd.	1,800	41,448

ORIX Corp.	1,850	31,251

Panasonic Corp.	5,400	53,665

Pola Orbis Holdings, Inc.	600	12,999

Qol Holdings Co., Ltd.	2,200	28,801

Rakuten, Inc.	3,100	23,915

Resona Holdings, Inc.	32,942	135,848

Seven & i Holdings Co., Ltd.(1)	800	30,675

Shimizu Corp.	4,000	41,027

Shionogi & Co., Ltd.	800	47,579

Shiseido Co., Ltd.	400	25,752

SMC Corp.	100	43,167

Sony Corp.	800	55,942

Subaru Corp.	1,700	42,521

Sumitomo Chemical Co., Ltd.	10,200	43,342

Sumitomo Corp.	2,300	34,212

Sumitomo Mitsui Financial Group, Inc.	7,100	249,632

Sumitomo Realty & Development Co., Ltd.	800	29,452

Sundrug Co., Ltd.	1,000	33,888

Suzuki Motor Corp.	1,100	50,331

8	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

T&D Holdings, Inc.	5,000	$53,296

Taiheiyo Cement Corp.	1,400	37,681

Taisei Corp.	800	31,939

Takeda Pharmaceutical Co., Ltd.	1,200	46,084

THK Co., Ltd.	1,600	39,890

Tokyo Gas Co., Ltd.	1,500	32,979

Tokyu Fudosan Holdings Corp.	3,900	27,492

Tosoh Corp.	2,908	41,017

Toyo Suisan Kaisha, Ltd.	800	33,517

Toyota Industries Corp.	800	43,270

Toyota Motor Corp.	600	41,717

Toyota Tsusho Corp.	750	25,929

Yaskawa Electric Corp.(1)	1,100	37,655

Z Holdings Corp.	7,900	31,378

		$3,557,534

Luxembourg — 0.1%

ArcelorMittal SA	2,611	$38,350

		$38,350

Netherlands — 1.0%

ABN AMRO Bank NV(3)	2,812	$48,944

Aegon NV	7,413	30,022

Akzo Nobel NV	614	57,942

ING Groep NV	6,308	68,487

Koninklijke Ahold Delhaize NV	1,796	44,076

Unilever NV	1,371	80,001

		$329,472

Norway — 0.5%

DNB ASA	2,158	$37,727

Equinor ASA	5,077	91,628

Telenor ASA	2,349	42,449

		$171,804

Singapore — 0.8%

CapitaLand, Ltd.	11,000	$28,987

City Developments, Ltd.	4,000	30,829

DBS Group Holdings, Ltd.	3,000	55,263

Oversea-Chinese Banking Corp., Ltd.	5,000	39,346

Singapore Telecommunications, Ltd.	12,000	28,868

United Overseas Bank, Ltd.	3,000	55,956

UOL Group, Ltd.	5,000	29,045

		$268,294

Security	Shares	Value

Spain — 1.2%

ACS Actividades de Construccion y Servicios SA	457	$15,194

Banco Bilbao Vizcaya Argentaria SA	13,653	70,676

CaixaBank SA	17,560	51,324

Iberdrola SA	5,928	64,860

Mapfre SA	15,553	39,802

Repsol SA	5,919	81,462

Telefonica SA	7,131	48,232

		$371,550

Sweden — 0.3%

Atlas Copco AB, Class B	1,516	$47,122

Telia Co. AB	3,105	13,278

Volvo AB, Class B	2,566	43,863

		$104,263

Switzerland — 1.8%

Nestle SA	1,302	$143,601

Novartis AG	1,105	104,387

Roche Holding AG PC	369	123,788

TE Connectivity, Ltd.	1,535	141,496

Zurich Insurance Group AG	158	65,589

		$578,861

United Kingdom — 5.1%

Anglo American PLC	1,965	$51,275

Antofagasta PLC	6,300	68,051

Associated British Foods PLC	1,487	51,471

AstraZeneca PLC	752	73,566

Aviva PLC	12,397	64,966

BAE Systems PLC	3,721	30,933

BHP Group PLC	2,379	51,783

BP PLC	11,736	70,652

BT Group PLC	23,175	49,181

Carnival PLC	605	24,709

Coca-Cola European Partners PLC	1,451	76,337

Diageo PLC	1,786	70,624

Direct Line Insurance Group PLC	7,620	33,938

GlaxoSmithKline PLC	2,366	55,552

HSBC Holdings PLC	8,858	64,399

Imperial Brands PLC	2,538	65,080

J Sainsbury PLC	22,087	58,912

Legal & General Group PLC	18,090	72,756

Lloyds Banking Group PLC	93,644	69,908

National Grid PLC	5,086	67,576

Reckitt Benckiser Group PLC	526	43,539

9	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)

Rio Tinto PLC	963	$51,496

Royal Bank of Scotland Group PLC	10,880	31,163

Royal Dutch Shell PLC, Class A	2,570	67,489

RSA Insurance Group PLC	4,231	30,697

Tesco PLC	23,154	75,309

Unilever PLC	987	58,876

Vodafone Group PLC	18,024	35,412

WM Morrison Supermarkets PLC	12,092	28,994

		$1,594,644

United States — 48.8%

Abbott Laboratories	2,108	$183,691

Accenture PLC, Class A	920	188,793

AES Corp. (The)	3,288	65,300

Aflac, Inc.	2,047	105,564

Agilent Technologies, Inc.	1,484	122,519

American Express Co.	1,197	155,454

Amgen, Inc.	602	130,062

Apple, Inc.	770	238,323

AT&T, Inc.	2,789	104,922

AutoZone, Inc.(2)	118	124,839

Bank of America Corp.	10,010	328,628

Biogen, Inc.(2)	437	117,487

Boeing Co. (The)	468	148,950

BorgWarner, Inc.	2,160	74,066

Bristol-Myers Squibb Co.	3,256	204,965

Broadcom, Inc.	622	189,810

Capital One Financial Corp.	1,062	105,988

Caterpillar, Inc.	1,078	141,595

CBRE Group, Inc., Class A(2)	2,000	122,100

Celanese Corp.	837	86,630

Centene Corp.(2)	2,286	143,584

Chevron Corp.	1,321	141,532

Cigna Corp.	1,124	216,235

Cisco Systems, Inc.	5,969	274,395

Citigroup, Inc.	3,298	245,404

Citizens Financial Group, Inc.	2,336	87,086

Comcast Corp., Class A	7,981	344,699

Comerica, Inc.	1,029	62,934

Concho Resources, Inc.	1,548	117,307

ConocoPhillips	2,620	155,707

Continental Resources, Inc.	1,090	29,670

Corteva, Inc.	1,976	57,146

Cummins, Inc.	627	100,301

CVS Health Corp.	3,023	205,020

D.R. Horton, Inc.	2,383	141,074

Security	Shares	Value

United States (continued)

Devon Energy Corp.	6,162	$133,839

Discover Financial Services	2,072	155,669

Dollar General Corp.	751	115,211

Dow, Inc.	1,976	91,034

DTE Energy Co.	549	72,803

DuPont de Nemours, Inc.	1,610	82,400

Eastman Chemical Co.	1,322	94,219

Eli Lilly & Co.	692	96,631

EOG Resources, Inc.	2,381	173,599

Exelon Corp.	1,746	83,092

Exxon Mobil Corp.	2,010	124,861

Fifth Third Bancorp	4,970	141,396

Freeport-McMoRan, Inc.	12,545	139,249

Garmin, Ltd.	1,410	136,700

Goldman Sachs Group, Inc. (The)	763	181,403

Hartford Financial Services Group, Inc. (The)	2,102	124,607

Home Depot, Inc. (The)	940	214,414

Honeywell International, Inc.	760	131,647

Illinois Tool Works, Inc.	711	124,411

Ingersoll-Rand PLC	876	116,709

Intel Corp.	5,235	334,674

Johnson & Johnson	2,015	299,973

JPMorgan Chase & Co.	2,922	386,756

KeyCorp	7,873	147,304

Keysight Technologies, Inc.(2)	1,780	165,522

Laboratory Corp. of America Holdings(2)	525	92,085

Lennar Corp., Class A	2,079	137,962

Lowe’s Cos., Inc.	1,062	123,447

LyondellBasell Industries NV, Class A	1,086	84,556

Marathon Oil Corp.	12,781	145,320

Masco Corp.	1,110	52,747

Mastercard, Inc., Class A	433	136,802

McDonald’s Corp.	590	126,242

Medtronic PLC	1,865	215,296

Merck & Co., Inc.	2,371	202,578

Micron Technology, Inc.(2)	2,466	130,920

Microsoft Corp.	1,716	292,115

Mondelez International, Inc., Class A	3,207	184,018

Morgan Stanley	3,005	157,041

NetApp, Inc.	1,427	76,202

Newmont Corp.	2,394	107,874

O’Reilly Automotive, Inc.(2)	311	126,297

Occidental Petroleum Corp.	3,060	121,543

Oracle Corp.	2,165	113,554

Pfizer, Inc.	5,065	188,621

Pioneer Natural Resources Co.	870	117,450

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

PNC Financial Services Group, Inc. (The)	1,305	$193,858

Procter & Gamble Co. (The)	817	101,815

PulteGroup, Inc.	3,494	156,007

Quest Diagnostics, Inc.	644	71,271

Regeneron Pharmaceuticals, Inc.(2)	367	124,024

Regions Financial Corp.	7,322	114,004

Ross Stores, Inc.	1,164	130,589

Starbucks Corp.	1,301	110,364

Sysco Corp.	2,176	178,737

Truist Financial Corp.	2,768	142,746

Tyson Foods, Inc., Class A	1,763	145,677

U.S. Bancorp	3,688	196,275

Ulta Beauty, Inc.(2)	470	125,918

United Parcel Service, Inc., Class B	1,073	111,077

Verizon Communications, Inc.	6,278	373,164

Walmart, Inc.	1,800	206,082

Walt Disney Co. (The)	2,678	370,394

Westinghouse Air Brake Technologies Corp.	1,235	91,217

Whirlpool Corp.	690	100,857

Xylem, Inc.	1,265	103,300

Zoetis, Inc.	1,191	159,844

		$15,369,793

Total Common Stocks (identified cost $25,374,450)		$27,779,576

Short-Term Investments — 8.6%
Description	Shares/ Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.74%(4)	2,541,579	$2,541,833

State Street Navigator Securities Lending Government Money Market Portfolio, 1.62%(5)	170,730	170,730

Total Short-Term Investments (identified cost $2,712,436)		$2,712,563

Total Investments — 96.7% (identified cost $28,086,886)		$30,492,139

Other Assets, Less Liabilities — 3.3%		$1,029,018

Net Assets — 100.0%		$31,521,157

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at January 31, 2020. The aggregate market value of securities on loan at January 31, 2020 was $252,940.
(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $94,922 or 0.3% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

(5)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	20.6%	$6,488,865

Health Care	11.8	3,716,853

Consumer Discretionary	9.6	3,035,551

Information Technology	7.8	2,469,574

Energy	7.8	2,463,083

Industrials	7.8	2,444,879

Consumer Staples	7.6	2,403,751

Materials	7.5	2,353,104

Communication Services	4.8	1,524,807

Utilities	1.6	504,913

Real Estate	1.2	374,196

Short-Term Investments	8.6	2,712,563

Total Investments	96.7%	$30,492,139

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	143,346	USD	98,372	State Street Bank and Trust Company	3/18/20	$—	$(2,341)

AUD	2,252,983	USD	1,547,213	State Street Bank and Trust Company	3/18/20	—	(37,886)

CAD	75,650	USD	57,665	State Street Bank and Trust Company	3/18/20	—	(504)

CAD	101,193	USD	77,010	State Street Bank and Trust Company	3/18/20	—	(548)

CAD	286,418	USD	218,843	State Street Bank and Trust Company	3/18/20	—	(2,425)

CHF	251,675	USD	258,511	State Street Bank and Trust Company	3/18/20	3,563	—

CHF	110,067	USD	112,848	State Street Bank and Trust Company	3/18/20	1,767	—

CHF	86,066	USD	88,374	State Street Bank and Trust Company	3/18/20	1,248	—

CHF	54,987	USD	56,482	State Street Bank and Trust Company	3/18/20	778	—

CHF	75,674	USD	78,826	State Street Bank and Trust Company	3/18/20	—	(25)

DKK	352,629	USD	52,650	State Street Bank and Trust Company	3/18/20	—	(160)

EUR	66,929	USD	74,641	State Street Bank and Trust Company	3/18/20	—	(217)

EUR	175,017	USD	195,885	State Street Bank and Trust Company	3/18/20	—	(1,270)

EUR	1,707,344	USD	1,903,783	State Street Bank and Trust Company	3/18/20	—	(5,255)

EUR	713,098	USD	800,012	State Street Bank and Trust Company	3/18/20	—	(7,063)

GBP	201,124	USD	264,483	State Street Bank and Trust Company	3/18/20	1,405	—

GBP	95,189	USD	126,454	State Street Bank and Trust Company	3/18/20	—	(613)

HKD	2,401,351	USD	308,822	State Street Bank and Trust Company	3/18/20	154	—

HKD	1,021,243	USD	131,342	State Street Bank and Trust Company	3/18/20	59	—

JPY	19,213,994	USD	176,691	State Street Bank and Trust Company	3/18/20	1,044	—

JPY	18,481,882	USD	170,920	State Street Bank and Trust Company	3/18/20	43	—

SEK	1,951,762	USD	206,143	State Street Bank and Trust Company	3/18/20	—	(2,991)

USD	716,132	AUD	1,049,247	State Street Bank and Trust Company	3/18/20	13,216	—

USD	102,692	AUD	148,078	State Street Bank and Trust Company	3/18/20	3,491	—

USD	163,947	CAD	215,000	State Street Bank and Trust Company	3/18/20	1,493	—

USD	2,424,914	CAD	3,208,404	State Street Bank and Trust Company	3/18/20	642	—

USD	243,464	CHF	238,522	State Street Bank and Trust Company	3/18/20	—	(4,914)

USD	135,129	EUR	120,717	State Street Bank and Trust Company	3/18/20	895	—

USD	270,131	EUR	242,154	State Street Bank and Trust Company	3/18/20	861	—

USD	177,705	EUR	159,922	State Street Bank and Trust Company	3/18/20	—	(125)

USD	127,982	EUR	115,721	State Street Bank and Trust Company	3/18/20	—	(698)

USD	71,764	GBP	54,316	State Street Bank and Trust Company	3/18/20	—	(43)

USD	106,226	GBP	81,876	State Street Bank and Trust Company	3/18/20	—	(2,016)

USD	245,141	HKD	1,911,550	State Street Bank and Trust Company	3/18/20	—	(813)

USD	115,617	HKD	905,597	State Street Bank and Trust Company	3/18/20	—	(903)

USD	358,399	JPY	38,709,644	State Street Bank and Trust Company	3/18/20	324	—

USD	113,559	JPY	12,360,076	State Street Bank and Trust Company	3/18/20	—	(775)

USD	929,761	JPY	101,258,359	State Street Bank and Trust Company	3/18/20	—	(6,908)

USD	62,069	NOK	569,572	State Street Bank and Trust Company	3/18/20	134	—

USD	134,400	SGD	182,545	State Street Bank and Trust Company	3/18/20	614	—

BRL	2,581,375	USD	633,311	State Street Bank and Trust Company	3/26/20	—	(32,166)

KRW	175,173,527	USD	150,544	State Street Bank and Trust Company	3/26/20	—	(3,982)

KRW	527,515,185	USD	454,754	State Street Bank and Trust Company	3/26/20	—	(13,398)

USD	215,999	CNY	1,496,226	State Street Bank and Trust Company	3/26/20	2,479	—

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	153,218	CNY	1,075,589	State Street Bank and Trust Company	3/26/20	$—	$(275)

USD	181,096	CNY	1,271,729	State Street Bank and Trust Company	3/26/20	—	(387)

						$34,210	$(128,701)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

Euro Stoxx 50 Index	4	Long	3/20/20	$160,872	$(5,051)

FTSE China A50 Index	47	Long	2/27/20	583,953	(83,096)

Hang Seng Index	2	Long	2/27/20	334,538	(14,457)

MSCI Emerging Markets Index	22	Long	3/20/20	1,155,110	(69,419)

					$(172,023)

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

Currency Abbreviations:

AUD	–	Australian Dollar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CNY	–	Yuan Renminbi

DKK	–	Danish Krone

EUR	–	Euro

GBP	–	British Pound Sterling

HKD	–	Hong Kong Dollar

JPY	–	Japanese Yen

KRW	–	South Korean Won

NOK	–	Norwegian Krone

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

USD	–	United States Dollar

13	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 89.7%
Security	Shares	Value

Australia — 3.7%

Australia and New Zealand Banking Group, Ltd.	4,313	$73,418

BHP Group, Ltd.	3,769	96,652

Cimic Group, Ltd.	2,248	43,497

Commonwealth Bank of Australia	1,968	111,423

CSL, Ltd.	323	66,431

National Australia Bank, Ltd.	10,156	173,486

Newcrest Mining, Ltd.	25,636	513,234

Oil Search, Ltd.	28,804	137,673

Rio Tinto, Ltd.(1)	2,148	139,380

Santos, Ltd.	18,200	104,457

South32, Ltd.	36,754	63,066

Westpac Banking Corp.	5,220	87,234

Woodside Petroleum, Ltd.	10,403	238,338

		$1,848,289

Austria — 0.3%

OMV AG	3,489	$173,383

		$173,383

Belgium — 1.4%

Anheuser-Busch InBev SA/NV	3,440	$259,514

KBC Group NV	2,066	151,593

UCB SA	2,973	273,582

		$684,689

Canada — 1.5%

Barrick Gold Corp.	16,059	$297,420

First Quantum Minerals, Ltd.	12,711	99,506

Pan American Silver Corp.	9,767	224,446

Yamana Gold, Inc.	33,443	136,113

		$757,485

Denmark — 0.9%

Novo Nordisk A/S, Class B	7,853	$478,025

		$478,025

Finland — 0.8%

Kone Oyj, Class B	3,024	$195,160

Neste Oyj	2,955	117,662

Nokian Renkaat Oyj	3,173	85,318

		$398,140

Security	Shares	Value

France — 9.4%

Air Liquide SA	1,733	$250,574

BNP Paribas SA	9,000	477,608

Carrefour SA	11,001	186,155

Cie de Saint-Gobain	8,587	323,973

CNP Assurances	4,972	89,497

Danone SA	4,579	366,432

Dassault Aviation SA	59	71,770

Kering	210	128,314

LVMH Moet Hennessy Louis Vuitton SE	728	317,024

Natixis SA	39,159	165,364

Peugeot SA	5,975	123,027

Renault SA	2,708	105,919

Safran SA	1,433	231,053

Sanofi	7,242	698,406

Societe Generale SA	3,827	123,840

Thales SA	2,859	313,721

Total SA	16,130	785,381

		$4,758,058

Germany — 5.7%

Allianz SE	2,102	$501,839

BASF SE	6,563	442,981

Beiersdorf AG	406	46,030

Continental AG	851	97,114

Covestro AG(2)	3,139	132,286

Deutsche Telekom AG	17,825	288,690

Fresenius Medical Care AG & Co. KGaA	1,981	152,309

Hochtief AG	794	91,838

Merck KGaA	2,350	301,339

SAP SE	1,512	196,909

Siemens AG	4,979	614,100

		$2,865,435

Hong Kong — 4.0%

AIA Group, Ltd.	42,925	$425,341

CLP Holdings, Ltd.	33,500	348,385

Galaxy Entertainment Group, Ltd.	61,000	399,220

Melco Resorts & Entertainment, Ltd. ADR	17,612	355,234

MGM China Holdings, Ltd.	102,800	143,542

Sands China, Ltd.	60,800	293,196

SJM Holdings, Ltd.	69,000	76,928

		$2,041,846

14	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Italy — 3.4%

Assicurazioni Generali SpA	16,187	$315,414

CNH Industrial NV	15,277	145,513

Eni SpA	31,104	435,692

Intesa Sanpaolo SpA	178,488	443,278

Leonardo SpA	5,803	71,296

Moncler SpA	1,448	62,325

UniCredit SpA	17,479	233,472

		$1,706,990

Japan — 25.8%

ABC-Mart, Inc.(1)	1,400	$89,818

Ain Holdings, Inc.	900	55,013

Ajinomoto Co., Inc.	3,800	62,585

Asahi Group Holdings, Ltd.	1,700	78,809

Astellas Pharma, Inc.	6,700	118,390

Bridgestone Corp.	4,000	141,676

Chubu Electric Power Co., Inc.	5,600	76,052

Concordia Financial Group, Ltd.	36,900	139,098

Dai-ichi Life Holdings, Inc.	6,200	92,015

Daifuku Co., Ltd.	4,200	252,886

Daito Trust Construction Co., Ltd.	1,000	117,797

FANUC Corp.(1)	1,700	309,621

Fujitsu, Ltd.	200	21,147

Hikari Tsushin, Inc.	400	98,322

Hitachi Construction Machinery Co., Ltd.	5,100	136,669

Honda Motor Co., Ltd.	8,900	227,621

Inpex Corp.	14,200	132,545

ITOCHU Corp.	11,600	270,987

JGC Holdings Corp.	3,800	54,591

JXTG Holdings, Inc.	11,300	48,061

Kajima Corp.	15,500	196,639

Kao Corp.	1,900	151,539

KDDI Corp.	12,300	371,694

Komatsu, Ltd.(1)	7,300	161,410

Kose Corp.	1,200	154,513

MINEBEA MITSUMI, Inc.	6,800	132,097

Mitsubishi Chemical Holdings Corp.	21,750	157,187

Mitsubishi Corp.	10,800	276,865

Mitsubishi Electric Corp.	11,900	164,995

Mitsubishi Estate Co., Ltd.	12,100	236,972

Mitsubishi Motors Corp.	6,900	25,708

Mitsubishi UFJ Financial Group, Inc.	144,900	744,006

Mitsui Chemicals, Inc.	9,350	205,338

Mitsui Fudosan Co., Ltd.	3,400	90,051

Mitsui O.S.K. Lines, Ltd.	2,500	60,112

Security	Shares	Value

Japan (continued)

Mizuho Financial Group, Inc.	203,700	$302,073

Murata Manufacturing Co., Ltd.	2,800	158,521

Nippon Suisan Kaisha, Ltd.	11,300	61,623

Nippon Yusen K.K.	3,700	58,919

Nissan Motor Co., Ltd.	8,600	46,666

Nitori Holdings Co., Ltd.	500	77,700

NSK, Ltd.	7,600	63,393

NTT Data Corp.	1,700	23,880

NTT DoCoMo, Inc.	5,250	149,165

Obayashi Corp.	24,100	264,304

Omron Corp.	1,100	62,991

Ono Pharmaceutical Co., Ltd.	7,300	168,096

ORIX Corp.	6,400	108,112

Panasonic Corp.	11,900	118,262

Pola Orbis Holdings, Inc.	6,400	138,654

Qol Holdings Co., Ltd.	3,200	41,893

Rakuten, Inc.	7,500	57,858

Resona Holdings, Inc.	60,036	247,579

Seven & i Holdings Co., Ltd.(1)	7,500	287,575

Shimizu Corp.	23,900	245,138

Shionogi & Co., Ltd.	1,200	71,369

Shiseido Co., Ltd.	1,900	122,323

SMC Corp.	200	86,334

Sony Corp.	7,800	545,429

Subaru Corp.	3,700	92,546

Sumitomo Chemical Co., Ltd.	42,550	180,803

Sumitomo Corp.	12,750	189,652

Sumitomo Mitsui Financial Group, Inc.	21,900	769,991

Sumitomo Realty & Development Co., Ltd.	1,700	62,586

Sundrug Co., Ltd.	2,500	84,720

Suzuki Motor Corp.	1,900	86,936

T&D Holdings, Inc.	18,900	201,461

Taiheiyo Cement Corp.	6,000	161,489

Taisei Corp.	1,500	59,886

Takeda Pharmaceutical Co., Ltd.	8,900	341,790

THK Co., Ltd.	2,800	69,807

Tokyo Gas Co., Ltd.	4,200	92,341

Tokyu Fudosan Holdings Corp.	20,200	142,397

Tosoh Corp.	12,561	177,172

Toyo Suisan Kaisha, Ltd.	2,000	83,792

Toyota Industries Corp.	2,500	135,219

Toyota Motor Corp.	9,900	688,324

Toyota Tsusho Corp.	2,600	89,887

Yaskawa Electric Corp.(1)	3,500	119,811

Z Holdings Corp.	9,300	36,939

		$13,028,235

15	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Luxembourg — 0.2%

ArcelorMittal SA	6,829	$100,304

		$100,304

Netherlands — 3.4%

ABN AMRO Bank NV(2)	6,663	$115,972

Aegon NV	18,450	74,721

Akzo Nobel NV	1,804	170,239

ING Groep NV	49,026	532,285

Koninklijke Ahold Delhaize NV	7,701	188,994

Unilever NV	10,753	627,461

		$1,709,672

Norway — 1.4%

DNB ASA	6,974	$121,923

Equinor ASA	23,157	417,928

Telenor ASA	9,030	163,182

		$703,033

Singapore — 1.7%

CapitaLand, Ltd.	19,000	$50,068

City Developments, Ltd.	13,000	100,195

DBS Group Holdings, Ltd.	12,000	221,053

Oversea-Chinese Banking Corp., Ltd.	21,000	165,251

Singapore Telecommunications, Ltd.	17,000	40,896

United Overseas Bank, Ltd.	8,000	149,217

UOL Group, Ltd.	21,000	121,990

		$848,670

Spain — 3.7%

ACS Actividades de Construccion y Servicios SA	2,597	$86,343

Banco Bilbao Vizcaya Argentaria SA	88,743	459,386

CaixaBank SA	75,354	220,242

Iberdrola SA	37,243	407,488

Mapfre SA	47,705	122,085

Repsol SA	23,079	317,631

Telefonica SA	37,007	250,304

		$1,863,479

Sweden — 0.7%

Atlas Copco AB, Class B	4,981	$154,826

Telia Co. AB	7,190	30,748

Volvo AB, Class B	9,789	167,331

		$352,905

Security	Shares	Value

Switzerland — 7.1%

Alcon, Inc.(3)	1,916	$113,193

Nestle SA	12,570	1,386,378

Novartis AG	8,511	804,018

Roche Holding AG PC	3,088	1,035,926

Zurich Insurance Group AG	585	242,844

		$3,582,359

United Kingdom — 14.2%

Anglo American PLC	5,274	$137,620

Antofagasta PLC	16,826	181,751

Associated British Foods PLC	4,294	148,631

AstraZeneca PLC	4,852	474,659

Aviva PLC	32,824	172,014

BAE Systems PLC	18,342	152,476

BHP Group PLC	9,502	206,826

BP PLC	82,493	496,616

BT Group PLC	85,176	180,755

Carnival PLC	1,489	60,813

Coca-Cola European Partners PLC	4,242	223,172

Diageo PLC	13,866	548,305

Direct Line Insurance Group PLC	28,126	125,269

GlaxoSmithKline PLC	6,429	150,949

HSBC Holdings PLC	93,047	676,469

Imperial Brands PLC	5,838	149,699

J Sainsbury PLC	79,522	212,105

Legal & General Group PLC	43,040	173,103

Lloyds Banking Group PLC	487,312	363,795

National Grid PLC	9,061	120,391

Reckitt Benckiser Group PLC	1,929	159,670

Rio Tinto PLC	5,466	292,290

Royal Bank of Scotland Group PLC	37,707	108,001

Royal Dutch Shell PLC, Class A	29,409	772,291

RSA Insurance Group PLC	15,660	113,617

Tesco PLC	103,192	335,634

Unilever PLC	2,310	137,795

Vodafone Group PLC	99,217	194,933

WM Morrison Supermarkets PLC	51,854	124,336

		$7,193,985

United States — 0.4%

ConocoPhillips	466	$27,694

Continental Resources, Inc.	820	22,320

Devon Energy Corp.	1,570	34,100

EOG Resources, Inc.	470	34,268

16	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Exxon Mobil Corp.	614	$38,142

Marathon Oil Corp.	3,391	38,556

		$195,080

Total Common Stocks (identified cost $43,985,054)		$45,290,062

Short-Term Investments — 10.1%
Description	Shares/ Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.74%(4)	4,262,302	$4,262,728

State Street Navigator Securities Lending Government Money Market Portfolio, 1.62%(5)	811,850	811,850

Total Short-Term Investments (identified cost $5,073,976)		$5,074,578

Total Investments — 99.8% (identified cost $49,059,030)		$50,364,640

Other Assets, Less Liabilities — 0.2%		$122,958

Net Assets — 100.0%		$50,487,598

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at January 31, 2020. The aggregate market value of securities on loan at January 31, 2020 was $1,033,301.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $248,258 or 0.5% of the Fund’s net assets.

(3)	Non-income producing security.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

(5)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	20.1%	$10,134,389

Consumer Staples	12.7	6,423,350

Industrials	11.7	5,926,900

Health Care	10.4	5,248,482

Consumer Discretionary	9.3	4,680,059

Energy	8.7	4,372,738

Materials	8.6	4,366,677

Communication Services	3.4	1,707,306

Utilities	2.1	1,044,657

Real Estate	1.8	922,056

Information Technology	0.9	463,448

Short-Term Investments	10.1	5,074,578

Total Investments	99.8%	$50,364,640

17	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	456,394	USD	313,204	State Street Bank and Trust Company	3/18/20	$—	$(7,454)

AUD	1,287,568	USD	885,850	State Street Bank and Trust Company	3/18/20	—	(23,277)

AUD	4,414,937	USD	3,031,914	State Street Bank and Trust Company	3/18/20	—	(74,242)

CAD	246,720	USD	188,109	State Street Bank and Trust Company	3/18/20	—	(1,687)

CAD	171,450	USD	131,262	State Street Bank and Trust Company	3/18/20	—	(1,714)

CAD	384,419	USD	293,193	State Street Bank and Trust Company	3/18/20	—	(2,726)

CAD	629,264	USD	478,352	State Street Bank and Trust Company	3/18/20	—	(2,880)

CHF	145,936	USD	148,960	State Street Bank and Trust Company	3/18/20	3,006	—

CHF	173,168	USD	177,846	State Street Bank and Trust Company	3/18/20	2,478	—

CHF	127,491	USD	130,954	State Street Bank and Trust Company	3/18/20	1,805	—

CHF	146,186	USD	151,600	State Street Bank and Trust Company	3/18/20	627	—

CHF	327,208	USD	340,837	State Street Bank and Trust Company	3/18/20	—	(108)

DKK	856,114	USD	128,078	State Street Bank and Trust Company	3/18/20	—	(642)

DKK	1,927,916	USD	287,852	State Street Bank and Trust Company	3/18/20	—	(875)

EUR	421,219	USD	469,325	State Street Bank and Trust Company	3/18/20	—	(939)

EUR	235,952	USD	263,529	State Street Bank and Trust Company	3/18/20	—	(1,156)

EUR	3,692,795	USD	4,117,669	State Street Bank and Trust Company	3/18/20	—	(11,366)

GBP	183,763	USD	239,691	State Street Bank and Trust Company	3/18/20	3,247	—

GBP	132,502	USD	173,504	State Street Bank and Trust Company	3/18/20	1,666	—

GBP	1,100,972	USD	1,454,637	State Street Bank and Trust Company	3/18/20	865	—

HKD	2,219,227	USD	285,415	State Street Bank and Trust Company	3/18/20	127	—

HKD	1,424,707	USD	183,223	State Street Bank and Trust Company	3/18/20	90	—

JPY	45,983,846	USD	421,519	State Street Bank and Trust Company	3/18/20	3,844	—

JPY	169,026,333	USD	1,564,957	State Street Bank and Trust Company	3/18/20	—	(1,416)

SEK	8,870,096	USD	936,850	State Street Bank and Trust Company	3/18/20	—	(13,591)

USD	1,413,706	AUD	2,071,304	State Street Bank and Trust Company	3/18/20	26,090	—

USD	108,732	AUD	157,416	State Street Bank and Trust Company	3/18/20	3,276	—

USD	68,571	AUD	101,507	State Street Bank and Trust Company	3/18/20	569	—

USD	1,764,831	CAD	2,335,048	State Street Bank and Trust Company	3/18/20	467	—

USD	594,792	EUR	531,354	State Street Bank and Trust Company	3/18/20	3,938	—

USD	156,703	EUR	140,127	State Street Bank and Trust Company	3/18/20	885	—

USD	61,674	GBP	47,085	State Street Bank and Trust Company	3/18/20	—	(574)

USD	398,304	GBP	302,886	State Street Bank and Trust Company	3/18/20	—	(2,117)

USD	401,450	GBP	305,934	State Street Bank and Trust Company	3/18/20	—	(3,000)

USD	262,412	HKD	2,041,087	State Street Bank and Trust Company	3/18/20	—	(210)

USD	1,201,470	HKD	9,342,441	State Street Bank and Trust Company	3/18/20	—	(598)

USD	375,842	HKD	2,931,421	State Street Bank and Trust Company	3/18/20	—	(1,336)

USD	678,094	HKD	5,311,303	State Street Bank and Trust Company	3/18/20	—	(5,298)

USD	46,286	JPY	5,030,634	State Street Bank and Trust Company	3/18/20	—	(248)

USD	157,928	JPY	17,327,725	State Street Bank and Trust Company	3/18/20	—	(2,358)

USD	1,180,705	JPY	129,676,079	State Street Bank and Trust Company	3/18/20	—	(18,835)

USD	3,626,530	JPY	394,958,175	State Street Bank and Trust Company	3/18/20	—	(26,943)

USD	153,117	NOK	1,381,083	State Street Bank and Trust Company	3/18/20	2,940	—

USD	299,742	NOK	2,750,587	State Street Bank and Trust Company	3/18/20	648	—

USD	292,037	SGD	394,429	State Street Bank and Trust Company	3/18/20	2,964	—

18	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	136,775	CNY	960,157	State Street Bank and Trust Company	3/26/20	$—	$(245)

USD	373,976	CNY	2,626,244	State Street Bank and Trust Company	3/26/20	—	(804)

USD	160,634	KRW	187,460,298	State Street Bank and Trust Company	3/26/20	3,792	—

USD	162,155	TWD	4,846,803	State Street Bank and Trust Company	3/26/20	2,200	—

						$65,524	$(206,639)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

FTSE China A50 Index	90	Long	2/27/20	$1,118,208	$(159,120)

MSCI Emerging Markets Index	33	Long	3/20/20	1,732,665	(99,749)

Nikkei 225 Index	3	Long	3/12/20	314,384	(8,318)

					$(267,187)

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

Currency Abbreviations:

AUD	–	Australian Dollar

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CNY	–	Yuan Renminbi

DKK	–	Danish Krone

EUR	–	Euro

GBP	–	British Pound Sterling

HKD	–	Hong Kong Dollar

JPY	–	Japanese Yen

KRW	–	South Korean Won

NOK	–	Norwegian Krone

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

TWD	–	New Taiwan Dollar

USD	–	United States Dollar

19	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Statements of Assets and Liabilities (Unaudited)

	January 31, 2020
Assets	Global Equity Fund	International Equity Fund

Unaffiliated investments, at value including $252,940 and $1,033,301 of securities on loan, respectively (identified cost, $25,545,180 and $44,796,904, respectively)	$27,950,306	$46,101,912

Affiliated investment, at value (identified cost, $2,541,706 and $4,262,126, respectively)	2,541,833	4,262,728

Cash	799,017	578,464

Deposits for derivatives collateral — financial futures contracts	144,153	189,111

Foreign currency, at value (identified cost, $316,773 and $365,794, respectively)	313,545	362,413

Dividends receivable	31,814	28,718

Dividends receivable from affiliated investment	4,341	7,092

Receivable for investments sold	17,584	48,388

Receivable for Fund shares sold	5,407	8,708

Securities lending income receivable	115	163

Receivable for open forward foreign currency exchange contracts	34,210	65,524

Tax reclaims receivable	138,758	69,364

Receivable from affiliates	18,931	12,421

Total assets	$32,000,014	$51,735,006

Liabilities

Collateral for securities loaned	$170,730	$811,850

Payable for investments purchased	9,148	39,040

Payable for Fund shares redeemed	8,074	6,850

Payable for variation margin on open financial futures contracts	44,694	68,035

Payable for open forward foreign currency exchange contracts	128,701	206,639

Payable to affiliates:

Investment adviser and administration fee	23,292	35,495

Distribution and service fees	1,611	158

Accrued expenses	92,607	79,341

Total liabilities	$478,857	$1,247,408

Net Assets	$31,521,157	$50,487,598

Sources of Net Assets

Paid-in capital	$27,359,430	$48,438,021

Distributable earnings	4,161,727	2,049,577

Total	$31,521,157	$50,487,598

Class A Shares

Net Assets	$4,295,131	$709,711

Shares Outstanding	356,855	63,550

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.04	$11.17

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$12.77	$11.85

Class C Shares

Net Assets	$660,601	$—

Shares Outstanding	54,914	—

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$12.03	$—

Class I Shares

Net Assets	$26,565,425	$49,777,887

Shares Outstanding	2,208,708	4,443,906

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.03	$11.20

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

20	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Statements of Operations (Unaudited)

	Six Months Ended January 31, 2020
Investment Income	Global Equity Fund	International Equity Fund

Dividends (net of foreign taxes, $19,947 and $43,207, respectively)	$428,907	$478,659

Interest	5,296	2,231

Dividends from affiliated investment	21,119	47,464

Securities lending income, net	512	1,126

Total investment income	$455,834	$529,480

Expenses

Investment adviser and administration fee	$164,344	$205,366

Distribution and service fees

Class A	7,112	893

Class C	4,720	—

Trustees’ fees and expenses	1,108	1,535

Custodian fee	35,481	30,369

Transfer and dividend disbursing agent fees	9,252	2,528

Legal and accounting services	18,895	17,783

Printing and postage	7,119	5,074

Registration fees	23,084	18,558

Interest expense	3,049	—

Miscellaneous	10,036	5,945

Total expenses	$284,200	$288,051

Deduct —

Allocation of expenses to affiliates	$84,687	$56,084

Total expense reductions	$84,687	$56,084

Net expenses	$199,513	$231,967

Net investment income	$256,321	$297,513

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$4,992,001	$1,225,174

Investment transactions — affiliated investment	109	(55)

Financial futures contracts	23,857	164,570

Foreign currency transactions	2,602	2,060

Forward foreign currency exchange contracts	(80,202)	(67,419)

Net realized gain	$4,938,367	$1,324,330

Change in unrealized appreciation (depreciation) —

Investments	$(3,324,612)	$216,503

Investments — affiliated investment	104	576

Financial futures contracts	(184,449)	(291,305)

Foreign currency	1,270	3,914

Forward foreign currency exchange contracts	3,049	34,866

Net change in unrealized appreciation (depreciation)	$(3,504,638)	$(35,446)

Net realized and unrealized gain	$1,433,729	$1,288,884

Net increase in net assets from operations	$1,690,050	$1,586,397

21	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Statements of Changes in Net Assets

	Six Months Ended January 31, 2020 (Unaudited)
Increase (Decrease) in Net Assets	Global Equity Fund	International Equity Fund

From operations —

Net investment income	$256,321	$297,513

Net realized gain	4,938,367	1,324,330

Net change in unrealized appreciation (depreciation)	(3,504,638)	(35,446)

Net increase in net assets from operations	$1,690,050	$1,586,397

Distributions to shareholders —

Class A	$(150,331)	$(19,029)

Class C	(19,415)	—

Class I	(1,077,793)	(1,502,973)

Total distributions to shareholders	$(1,247,539)	$(1,522,002)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$239,003	$47,376

Class I	2,131,407	1,791,579

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	149,478	19,029

Class C	19,415	—

Class I	1,077,793	1,328,728

Cost of shares redeemed

Class A	(2,874,793)	(93,706)

Class C	(469,909)	—

Class I	(25,606,871)	(1,844,395)

Net asset value of shares converted

Class A	160	—

Class C	(160)	—

Net increase (decrease) in net assets from Fund share transactions	$(25,334,477)	$1,248,611

Net increase (decrease) in net assets	$(24,891,966)	$1,313,006

Net Assets

At beginning of period	$56,413,123	$49,174,592

At end of period	$31,521,157	$50,487,598

22	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2019
Increase (Decrease) in Net Assets	Global Equity Fund	International Equity Fund

From operations —

Net investment income	$1,731,557	$941,837

Net realized gain (loss)	(1,459,325)	185,861

Net change in unrealized appreciation (depreciation)	(917,675)	742,893

Net increase (decrease) in net assets from operations	$(645,443)	$1,870,591

Distributions to shareholders —

Class A	$(793,884)	$(4,444)

Class C	(180,346)	—

Class I	(5,130,438)	(298,289)

Total distributions to shareholders	$(6,104,668)	$(302,733)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,885,393	$46,392

Class C	66,713	—

Class I	13,061,710	41,575,939

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	793,884	4,444

Class C	180,346	—

Class I	5,129,863	259,117

Cost of shares redeemed

Class A	(7,368,094)	(367,284)

Class C	(1,970,766)	—

Class I	(34,868,503)	(1,531,458)

Net asset value of shares converted

Class A	9,927	—

Class C	(9,927)	—

Net increase (decrease) in net assets from Fund share transactions	$(23,089,454)	$39,987,150

Net increase (decrease) in net assets	$(29,839,565)	$41,555,008

Net Assets

At beginning of year	$86,252,688	$7,619,584

At end of year	$56,413,123	$49,174,592

23	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Financial Highlights

	Global Equity Fund — Class A

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018		2017		2016	2015

Net asset value — Beginning of period	$11.980		$12.830	$12.890		$12.290		$12.120	$12.160

Income (Loss) From Operations

Net investment income(1)	$0.064		$0.270	$0.209		$0.148		$0.163	$0.153

Net realized and unrealized gain (loss)	0.399		(0.219)	0.465		0.890		0.716	0.361

Total income from operations	$0.463		$0.051	$0.674		$1.038		$0.879	$0.514

Less Distributions

From net investment income	$(0.132)		$(0.300)	$(0.186)		$(0.058)		$(0.237)	$(0.174)

From net realized gain	(0.271)		(0.601)	(0.548)		(0.380)		(0.472)	(0.380)

Total distributions	$(0.403)		$(0.901)	$(0.734)		$(0.438)		$(0.709)	$(0.554)

Net asset value — End of period	$12.040		$11.980	$12.830		$12.890		$12.290	$12.120

Total Return(2)(3)	3.74	%(4)	1.17%	5.16%		8.80%		7.95%	4.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,295		$6,677	$12,181		$12,841		$7,041	$8,861

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.17	%(5)(6)	1.15%	1.15	%(6)(7)	1.17	%(7)	1.20%	1.30%

Net investment income	1.03	%(5)	2.24%	1.62%		1.20%		1.42%	1.26%

Portfolio Turnover	28	%(4)	92%	95%		109%		83%	87%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.41%, 0.23%, 0.19%, 0.20%, 0.19% and 0.13% of average daily net assets for the six months ended January 31, 2020 and the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes interest expense of 0.02% and 0.01% for the six months ended January 31, 2020 and the year ended July 31, 2018, respectively.

(7)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

24	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Financial Highlights — continued

	Global Equity Fund — Class C

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,			Period Ended July 31, 2017(1)
			2019	2018

Net asset value — Beginning of period	$11.890		$12.730	$12.810		$11.920

Income (Loss) From Operations

Net investment income(2)	$0.019		$0.182	$0.115		$0.045

Net realized and unrealized gain (loss)	0.392		(0.218)	0.450		1.306

Total income (loss) from operations	$0.411		$(0.036)	$0.565		$1.351

Less Distributions

From net investment income	$—		$(0.203)	$(0.097)		$(0.081)

From net realized gain	(0.271)		(0.601)	(0.548)		(0.380)

Total distributions	$(0.271)		$(0.804)	$(0.645)		$(0.461)

Net asset value — End of period	$12.030		$11.890	$12.730		$12.810

Total Return(3)(4)	3.37	%(5)	0.38%	4.39%		11.61	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$661		$1,088	$3,040		$2,713

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.92	%(6)(7)	1.90%	1.90	%(7)(8)	1.91	%(6)(8)

Net investment income	0.30	%(6)	1.52%	0.91%		0.55	%(6)

Portfolio Turnover	28	%(5)	92%	95%		109	%(9)

(1)	For the period from the start of business, December 1, 2016, to July 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.41%, 0.23%, 0.19% and 0.21% of average daily net assets for the six months ended January 31, 2020, the years ended July 31, 2019 and 2018 and the period from the start of business, December 1, 2016, to July 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes interest expense of 0.02% and 0.01% for the six months ended January 31, 2020 and the year ended July 31, 2018, respectively.

(8)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the year ended July 31, 2018 and the period ended July 31, 2017, respectively).

(9)	For the year ended July 31, 2017.

25	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Financial Highlights — continued

	Global Equity Fund — Class I

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019	2018		2017		2016	2015

Net asset value — Beginning of period	$12.000		$12.860	$12.920		$12.310		$12.150	$12.200

Income (Loss) From Operations

Net investment income(1)	$0.081		$0.299	$0.242		$0.181		$0.191	$0.188

Net realized and unrealized gain (loss)	0.403		(0.224)	0.463		0.891		0.715	0.353

Total income from operations	$0.484		$0.075	$0.705		$1.072		$0.906	$0.541

Less Distributions

From net investment income	$(0.183)		$(0.334)	$(0.217)		$(0.082)		$(0.274)	$(0.211)

From net realized gain	(0.271)		(0.601)	(0.548)		(0.380)		(0.472)	(0.380)

Total distributions	$(0.454)		$(0.935)	$(0.765)		$(0.462)		$(0.746)	$(0.591)

Net asset value — End of period	$12.030		$12.000	$12.860		$12.920		$12.310	$12.150

Total Return(2)(3)	3.89	%(4)	1.40%	5.40%		9.08%		8.21%	4.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,565		$48,649	$71,032		$86,481		$57,147	$58,161

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.92	%(5)(6)	0.90%	0.90	%(6)(7)	0.92	%(7)	0.95%	1.02%

Net investment income	1.32	%(5)	2.48%	1.88%		1.47%		1.66%	1.54%

Portfolio Turnover	28	%(4)	92%	95%		109%		83%	87%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.41%, 0.23%, 0.19%, 0.20%, 0.19% and 0.14% of average daily net assets for the six months ended January 31, 2020 and the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes interest expense of 0.02% and 0.01% for the six months ended January 31, 2020 and the year ended July 31, 2018, respectively.

(7)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

26	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Financial Highlights — continued

	International Equity Fund — Class A

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019		2018		2017		2016	2015

Net asset value — Beginning of period	$11.130		$11.590		$11.780		$10.640		$11.180	$11.660

Income (Loss) From Operations

Net investment income(1)	$0.053		$0.245		$0.233		$0.156		$0.160	$0.160

Net realized and unrealized gain (loss)	0.300		(0.656	)(2)	(0.177)		1.169		(0.538)	(0.268)

Total income (loss) from operations	$0.353		$(0.411)		$0.056		$1.325		$(0.378)	$(0.108)

Less Distributions

From net investment income	$(0.279)		$(0.009)		$(0.246)		$(0.185)		$(0.054)	$(0.219)

From net realized gain	(0.034)		(0.040)		—		—		(0.108)	(0.153)

Total distributions	$(0.313)		$(0.049)		$(0.246)		$(0.185)		$(0.162)	$(0.372)

Net asset value — End of period	$11.170		$11.130		$11.590		$11.780		$10.640	$11.180

Total Return(3)(4)	3.04	%(5)	(3.52)%		0.46%		12.69%		(3.31)%	(0.70)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$710		$737		$1,113		$1,057		$818	$883

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.15	%(6)	1.15%		1.15	%(7)(8)	1.18	%(7)	1.20%	1.31%

Net investment income	0.92	%(6)	2.21%		1.98%		1.44%		1.55%	1.43%

Portfolio Turnover	35	%(5)	70%		98%		107%		88%	95%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.22%, 0.43%, 1.87%, 2.08%, 1.88% and 1.62% of average daily net assets for the six months ended January 31, 2020 and the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

(8)	Includes interest expense of 0.01%.

27	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Financial Highlights — continued

	International Equity Fund — Class I

	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31,
			2019		2018		2017		2016	2015

Net asset value — Beginning of period	$11.180		$11.640		$11.830		$10.680		$11.230	$11.700

Income (Loss) From Operations

Net investment income(1)	$0.067		$0.327		$0.257		$0.191		$0.177	$0.176

Net realized and unrealized gain (loss)	0.297		(0.709	)(2)	(0.173)		1.168		(0.538)	(0.250)

Total income (loss) from operations	$0.364		$(0.382)		$0.084		$1.359		$(0.361)	$(0.074)

Less Distributions

From net investment income	$(0.310)		$(0.038)		$(0.274)		$(0.209)		$(0.081)	$(0.243)

From net realized gain	(0.034)		(0.040)		—		—		(0.108)	(0.153)

Total distributions	$(0.344)		$(0.078)		$(0.274)		$(0.209)		$(0.189)	$(0.396)

Net asset value — End of period	$11.200		$11.180		$11.640		$11.830		$10.680	$11.230

Total Return(3)(4)	3.11	%(5)	(3.22)%		0.60%		13.09%		(3.13)%	(0.48)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,778		$48,438		$6,507		$7,155		$5,701	$8,832

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.90	%(6)	0.90%		0.90	%(7)(8)	0.93	%(7)	0.95%	1.08%

Net investment income	1.16	%(6)	2.94%		2.18%		1.75%		1.70%	1.57%

Portfolio Turnover	35	%(5)	70%		98%		107%		88%	95%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.22%, 0.43%, 1.87%, 2.07%, 1.88% and 1.61% of average daily net assets for the six months ended January 31, 2020 and the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

(8)	Includes interest expense of 0.01%.

28	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Hexavest Global Equity Fund (Global Equity Fund) and Eaton Vance Hexavest International Equity Fund (International Equity Fund), (each individually referred to as the Fund, and collectively, the Funds) are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Funds’ investment objective is long-term capital appreciation. International Equity Fund offers two classes of shares and Global Equity Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

29

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued.

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of January 31, 2020, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interim Financial Statements — The interim financial statements relating to January 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to

30

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2019, Global Equity Fund had a net capital loss of $1,489,370 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending July 31, 2020.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at January 31, 2020, as determined on a federal income tax basis, were as follows:

	Global Equity Fund	International Equity Fund

Aggregate cost	$28,840,678	$49,143,931

Gross unrealized appreciation	$3,133,213	$3,424,385

Gross unrealized depreciation	(1,748,266)	(2,611,978)

Net unrealized appreciation	$1,384,947	$812,407

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Rate
Daily Net Assets	Global Equity Fund	International Equity Fund

Up to $500 million	0.80%	0.80%

On net assets of $500 million and over, the annual fees are reduced. For the six months ended January 31, 2020, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Global Equity Fund	International Equity Fund

Investment Adviser and Administration Fee	$164,344	$205,366

Effective Annual Rate	0.80%	0.80%

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of each Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its investment adviser and administration fee for sub-advisory services provided to each Fund. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding borrowing costs, taxes or litigation expenses) and acquired fund fees and expenses of unaffiliated funds exceed 1.15%, 1.90% and 0.90% of Global Equity Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 1.15% and 0.90% of International Equity Fund’s average daily net assets for Class A and Class I, respectively. These agreements may be changed or terminated after November 30, 2020. Pursuant to these agreements, EVM and Hexavest were allocated $84,687 and $56,084 in total of operating expenses of Global Equity Fund and International Equity Fund, respectively, for the six months ended January 31, 2020.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4). Sub-transfer agent fees earned by EVM, which are

31

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended January 31, 2020 were as follows:

	Global Equity Fund	International Equity Fund

EVM’s Sub-Transfer Agent Fees	$722	$726

EVD’s Class A Sales Charges	$1,144	$100

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2020 for Class A shares amounted to the following:

	Global Equity Fund	International Equity Fund

Class A Distribution and Service Fees	$7,112	$893

Global Equity Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, Global Equity Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended January 31, 2020, Global Equity Fund paid or accrued to EVD $3,540 for Class C shares.

Pursuant to the Class C Plan, Global Equity Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended January 31, 2020 amounted to $1,180 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2020, the Funds were informed that EVD received no CDSCs paid by Class A or Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2020 were as follows:

	Global Equity Fund	International Equity Fund

Purchases	$10,629,188	$15,804,261

Sales	$38,099,120	$15,627,087

32

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Global Equity Fund
	Six Months Ended January 31, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	19,181	—	171,979

Issued to shareholders electing to receive payments of distributions in Fund shares	11,958	1,552	86,292

Redemptions	(231,709)	(38,061)	(2,103,258)

Converted from Class C shares	13	—	—

Converted to Class A shares	—	(13)	—

Net decrease	(200,557)	(36,522)	(1,844,987)

	Year Ended July 31, 2019
	Class A	Class C	Class I

Sales	159,399	5,524	1,090,576

Issued to shareholders electing to receive payments of distributions in Fund shares	73,644	16,776	475,868

Redemptions	(625,922)	(168,757)	(3,035,832)

Converted from Class C shares	886	—	—

Converted to Class A shares	—	(890)	—

Net decrease	(391,993)	(147,347)	(1,469,388)

International Equity Fund
		Six Months Ended January 31, 2020 (Unaudited)
		Class A	Class I

Sales		4,051	155,859

Issued to shareholders electing to receive payments of distributions in Fund shares		1,628	113,373

Redemptions		(8,343)	(158,161)

Net increase (decrease)		(2,664)	111,071

		Year Ended July 31, 2019
		Class A	Class I

Sales		4,115	3,889,660

Issued to shareholders electing to receive payments of distributions in Fund shares		430	25,011

Redemptions		(34,356)	(140,734)

Net increase (decrease)		(29,811)	3,773,937

At January 31, 2020, donor advised funds (established and maintained by a public charity) managed by EVM owned 17.9% of the value of the outstanding shares of Global Equity Fund.

33

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

At January 31, 2020, EVM owned 11.1% of the value of the outstanding shares of International Equity Fund.

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2020 is included in the Portfolio of Investments. At January 31, 2020, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing their investment objectives, the Funds are subject to the following risks:

Equity Price Risk: The Funds enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Funds enter into forward foreign currency exchange contracts to enhance return.

The Funds enter into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by a Fund for those derivatives in a liability position. At January 31, 2020, the fair values of derivatives with credit-related contingent features in a net liability position were as follows:

Global Equity Fund	International Equity Fund

$128,701	$206,639

At January 31, 2020, there were no assets pledged by the Funds for such liabilities.

The over-the-counter (OTC) derivatives in which the Funds invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between a Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event each Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by each Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by the counterparty for the benefit of a Fund, a corresponding liability on the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Portfolio of Investments.

34

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2020 was as follows:

Global Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$—		$(172,023	)(1)

Foreign Exchange	Forward foreign currency exchange contracts	34,210	(2)	(128,701	)(3)

Total		$34,210		$(300,724)

Derivatives not subject to master netting agreement		$—		$(172,023)

Total Derivatives subject to master netting agreement		$34,210		$(128,701)

International Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$—		$(267,187	)(1)

Foreign Exchange	Forward foreign currency exchange contracts	65,524	(2)	(206,639	)(3)

Total		$65,524		$(473,826)

Derivatives not subject to master netting agreement		$—		$(267,187)

Total Derivatives subject to master netting agreement		$65,524		$(206,639)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Each Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the tables above. The following tables present each Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by each Fund for assets and pledged by each Fund for liabilities as of January 31, 2020.

Global Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$34,210	$(34,210)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(128,701)	$34,210	$—	$—	$(94,491)

35

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

International Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$65,524	$(65,524)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(206,639)	$65,524	$—	$—	$(141,115)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended January 31, 2020 was as follows:

Global Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$23,857	$(184,449)

Foreign Exchange	Forward foreign currency exchange contracts	(80,202)	3,049

Total		$(56,345)	$(181,400)

International Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$164,570	$(291,305)

Foreign Exchange	Forward foreign currency exchange contracts	(67,419)	34,866

Total		$97,151	$(256,439)

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

36

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

	Global Equity Fund	International Equity Fund

Futures Contracts — Long	$1,441,000	$2,925,000

Forward Foreign Currency Exchange Contracts*	$15,018,000	$19,820,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of the notional amounts of currency purchased and currency sold.

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. International Equity Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2020. Average borrowings and the average annual interest rate (excluding fees) for the six months ended January 31, 2020 were $191,304 and 3.17%, respectively, for Global Equity Fund.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

11  Securities Lending Agreement

The Funds have established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which a Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statements of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statements of Assets and Liabilities.

The Funds are subject to possible delays in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Funds in the event of default by a borrower with respect to a loan. The Funds bear the risk of loss with respect to the investment of cash collateral.

37

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

At January 31, 2020, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, were as follows:

	Global Equity Fund	International Equity Fund

Securities on Loan	$252,940	$1,033,301

Collateral Received:

Cash	$170,730	$811,850

U.S. government and/or agencies securities	101,086	297,709

Total Collateral Received	$271,816	$1,109,559

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2020.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Securities Lending Transactions

Common Stocks

Global Equity Fund	$271,816	$—	$—	$—	$271,816

International Equity Fund	$1,109,559	$—	$—	$—	$1,109,559

The carrying amounts of the liabilities for deposits for securities loaned at January 31, 2020 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 13) at January 31, 2020.

12  Investments in Affiliated Funds

At January 31, 2020, the value of each Fund’s investment in affiliated funds was $2,541,833 and $4,262,728 for Global Equity Fund and International Equity Fund, respectively, which represents 8.1% and 8.4% of each Fund’s net assets, respectively. Transactions in affiliated funds by the Funds for the six months ended January 31, 2020 were as follows:

Global Equity Fund
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$942,225	$19,499,799	$(17,900,404)	$109	$104	$2,541,833	$21,119	2,541,579

38

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

International Equity Fund
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$4,764,799	$4,771,419	$(5,274,011)	$(55)	$576	$4,262,728	$47,464	4,262,302

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Global Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Asia/Pacific	$51,736	$4,778,158	$—	$4,829,894

Developed Europe	217,833	5,235,405	—	5,453,238

North America	17,496,444	—	—	17,496,444

Total Common Stocks	$17,766,013	$10,013,563 *	$—	$27,779,576

Short-Term Investments	$170,730	$2,541,833	$—	$2,712,563

Total Investments	$17,936,743	$12,555,396	$—	$30,492,139

Forward Foreign Currency Exchange Contracts	$—	$34,210	$—	$34,210

Total	$17,936,743	$12,589,606	$—	$30,526,349

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(128,701)	$—	$(128,701)

Futures Contracts	(69,419)	(102,604)	—	(172,023)

Total	$(69,419)	$(231,305)	$—	$(300,724)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

39

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Notes to Financial Statements (Unaudited) — continued

International Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Asia/Pacific	$355,234	$17,411,806	$—	$17,767,040

Developed Europe	223,172	26,347,285	—	26,570,457

North America	952,565	—	—	952,565

Total Common Stocks	$1,530,971	$43,759,091 *	$—	$45,290,062

Short-Term Investments	$811,850	$4,262,728	$—	$5,074,578

Total Investments	$2,342,821	$48,021,819	$—	$50,364,640

Forward Foreign Currency Exchange Contracts	$—	$65,524	$—	$65,524

Total	$2,342,821	$48,087,343	$—	$50,430,164

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(206,639)	$—	$(206,639)

Futures Contracts	(108,067)	(159,120)	—	(267,187)

Total	$(108,067)	$(365,759)	$—	$(473,826)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

14  Subsequent Event

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time and through March 20, 2020, the date these financial statements were issued, has resulted in substantial market volatility and may result in a significant economic downturn.

40

Eaton Vance

Hexavest Equity Funds

January 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

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This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec H3B 4W8

Canada

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

21088    1.31.20

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

Semiannual Report

January 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report January 31, 2020

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	18

Important Notices	19

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Performance1,2

Portfolio Managers Christopher Haskamp, CFA and Thomas B. Lee, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Institutional Class at NAV	08/01/2018	08/01/2018	0.81%	8.64%	—	–0.73%
ICE BofAML 3-Month U.S. Treasury Bill Index	—	—	0.98%	2.22%	1.10%	2.21%

% Total Annual Operating Expense Ratios[3]						Institutional Class
Gross						2.28%
Net						0.99

Fund Profile

Asset Allocation (% of net assets)

Futures Contracts[4]	Long Positions	Short Positions

Equity Indexes	85.0%	55.0%

Fixed Income	77.8	63.9

Commodities	51.6	50.3

Currencies	73.9	88.4

Total Futures Contracts Exposure	288.3%	257.6%

Investments

Short-term Investments*	100.7%	—

Total Investments	100.7%	—

*	Short-term investments may be held as collateral for the Fund’s derivative positions.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Endnotes and Additional Disclosures

[1]

ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Institutional Class shares are offered at net asset value (NAV). Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Includes futures contracts based on the value of their notional amounts.

Fund profile subject to change due to active management.

3

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 – January 31, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (8/1/19)	Ending Account Value (1/31/20)	Expenses Paid During Period* (8/1/19 – 1/31/20)		Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,008.10	$5.00	**	0.99%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.20	$5.03	**	0.99%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2019.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Consolidated Portfolio of Investments (Unaudited)

Short-Term Investments — 100.7%

U.S. Treasury Obligations — 97.2%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bills, 0.00%, 5/14/20(1)	$900	$896,156

U.S. Treasury Bills, 0.00%, 6/4/20(1)	13,500	13,430,689

U.S. Treasury Bills, 0.00%, 7/2/20	5,500	5,465,835

U.S. Treasury Notes, 1.50%, 5/31/20(1)	2,300	2,298,967

U.S. Treasury Notes, 3.625%, 2/15/20	3,000	3,001,943

Total U.S. Treasury Obligations (identified cost $25,090,673)		$25,093,590

Other — 3.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 1.74%(2)	915,037	$915,128

Total Other (identified cost $915,097)		$915,128

Total Short-Term Investments (identified cost $26,005,770)		$26,008,718

Total Investments — 100.7% (identified cost $26,005,770)		$26,008,718

Other Assets, Less Liabilities — (0.7)%		$(179,142)

Net Assets — 100.0%		$25,829,576

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

Brent Crude Oil	18	Long	2/28/20	$1,019,160	$(203,364)

Brent Crude Oil	2	Long	3/31/20	112,840	17

Cocoa	11	Long	5/13/20	308,110	(113)

Coffee	4	Long	3/19/20	153,976	(40,591)

Feeder Cattle	14	Long	3/26/20	952,525	(40,117)

Live Cattle	20	Long	4/30/20	957,400	(60,465)

LME Copper	3	Long	2/17/20	416,756	(24,421)

LME Copper	5	Long	3/16/20	695,031	(73,945)

LME Lead	5	Long	2/17/20	237,000	(2,982)

LME Nickel	20	Long	2/17/20	1,534,380	(47,035)

LME Nickel	21	Long	3/16/20	1,614,375	(127,487)

LME Nickel	1	Long	4/9/20	77,034	(13)

LME Primary Aluminum	8	Long	2/17/20	340,700	(10,809)

LME Primary Aluminum	10	Long	3/16/20	427,750	(28,739)

LME Primary Aluminum	2	Long	4/9/20	85,937	(18)

LME Zinc	1	Long	2/17/20	55,225	(984)

LME Zinc	2	Long	3/16/20	110,250	(4,824)

RBOB Gasoline	28	Long	2/28/20	1,768,822	(307,167)

5	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Silver	9	Long	3/27/20	$810,540	$13,193

WTI Crude Oil	32	Long	2/20/20	1,649,920	(360,667)

Corn	87	Short	3/13/20	(1,658,437)	9,803

Cotton No. 2	43	Short	3/9/20	(1,451,250)	(41,120)

Gold	2	Short	4/28/20	(317,580)	(4,334)

Hard Red Winter Wheat	9	Short	3/13/20	(209,475)	(13,761)

Lean Hogs	79	Short	4/15/20	(1,946,560)	401,324

LME Copper	3	Short	2/17/20	(416,757)	42,854

LME Lead	5	Short	2/17/20	(237,000)	3,674

LME Lead	16	Short	3/16/20	(752,400)	18,857

LME Lead	1	Short	4/9/20	(47,000)	(9)

LME Nickel	20	Short	2/17/20	(1,534,380)	119,981

LME Primary Aluminum	8	Short	2/17/20	(340,700)	22,978

LME Zinc	1	Short	2/17/20	(55,225)	2,979

LME Zinc	1	Short	3/16/20	(55,125)	(9)

Low Sulphur Gasoil	4	Short	4/8/20	(201,000)	(10)

Natural Gas	57	Short	2/26/20	(1,049,370)	170,399

Natural Gas	8	Short	3/27/20	(150,880)	(30)

NY Harbor ULSD	3	Short	3/31/20	(205,506)	(43)

Soybean	6	Short	3/13/20	(261,750)	8,726

Soybean	3	Short	5/14/20	(133,013)	(12)

Sugar No. 11	100	Short	2/28/20	(1,636,320)	(286,855)

Wheat	12	Short	3/13/20	(332,250)	(22,798)

Equity Futures

CAC 40 Index	11	Long	2/21/20	705,230	(28,862)

CBOE Volatility Index	154	Long	4/15/20	2,745,050	(1,919)

DAX 30 Index	8	Long	3/20/20	2,871,945	(83,526)

FTSE 100 Index	52	Long	3/20/20	4,940,025	(190,383)

FTSE MIB Index	22	Long	3/20/20	2,827,453	(45,460)

IBEX 35 Index	48	Long	2/21/20	4,986,690	(65,438)

SPI 200 Index	25	Long	3/19/20	2,873,538	38,793

Amsterdam Exchange Index	11	Short	2/21/20	(1,429,989)	54,545

CBOE Volatility Index	156	Short	3/18/20	(2,765,100)	(1,944)

E-mini S&P 500 Index	22	Short	3/20/20	(3,546,400)	(58,403)

Nikkei 225 Index	7	Short	3/12/20	(1,466,159)	45,145

OMX Stockholm 30 Index	77	Short	2/21/20	(1,425,784)	500

S&P/TSX 60 Index	23	Short	3/19/20	(3,585,386)	(67,718)

Foreign Currency Futures

Australian Dollar	49	Long	3/16/20	3,284,470	(161,392)

British Pound Sterling	3	Long	3/16/20	247,819	(1,427)

Canadian Dollar	58	Long	3/17/20	4,383,350	(1,106)

Norwegian Krone	35	Long	3/16/20	7,623,700	(215,329)

Swedish Krona	17	Long	3/16/20	3,542,120	(81,864)

6	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Euro	67	Short	3/16/20	$(9,311,744)	$41,881

Japanese Yen	81	Short	3/16/20	(9,365,119)	6,981

New Zealand Dollar	4	Short	3/16/20	(258,720)	(67)

Swiss Franc	30	Short	3/16/20	(3,903,750)	(70,620)

Interest Rate Futures

Australia 10-Year Bond	12	Long	3/16/20	1,187,947	10,634

Canada 10-Year Bond	7	Long	3/20/20	751,995	27

Euro-BTP	69	Long	3/6/20	11,327,909	400,932

Euro-Bund	2	Long	3/6/20	388,256	5,166

Euro-OAT	2	Long	3/6/20	370,910	5,986

U.S. 10-Year Treasury Note	46	Long	3/20/20	6,056,187	97,999

Japan 10-Year Bond	5	Short	3/13/20	(7,053,666)	(24,977)

Long Gilt	53	Short	3/27/20	(9,443,978)	(159,066)

					$(1,438,849)

Abbreviations:
LME	–	London Metal Exchange

RBOB	–	Reformulated Blendstock for Oxygenate Blending

ULSD	–	Ultra-Low Sulfur Diesel

WTI	–	West Texas Intermediate

7	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2020

Unaffiliated investments, at value (identified cost, $25,090,673)	$25,093,590

Affiliated investment, at value (identified cost, $915,097)	915,128

Interest receivable	56,176

Dividends receivable from affiliated investment	1,901

Receivable for Fund shares sold	122,733

Receivable from affiliates	32,651

Total assets	$26,222,179

Liabilities

Payable for variation margin on open futures contracts	$241,276

Payable to affiliate:

Investment adviser and administration fee	17,921

Accrued expenses	133,406

Total liabilities	$392,603

Net Assets	$25,829,576

Sources of Net Assets

Paid-in capital	$26,041,221

Accumulated loss	(211,645)

Total	$25,829,576

Institutional Class Shares

Net Assets	$25,829,576

Shares Outstanding	2,847,088

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.07

8	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2020

Interest	$234,483

Dividends from affiliated investment	16,907

Total investment income	$251,390

Expenses

Investment adviser and administration fee	$102,452

Trustees’ fees and expenses	901

Custodian fee	54,331

Transfer and dividend disbursing agent fees	2,397

Legal and accounting services	43,574

Printing and postage	2,609

Registration fees	25,100

Miscellaneous	4,882

Total expenses	$236,246

Deduct —

Allocation of expenses to affiliates	$109,464

Total expense reductions	$109,464

Net expenses	$126,782

Net investment income	$124,608

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$99

Investment transactions — affiliated investment	344

Futures contracts	2,865,968

Foreign currency transactions	(342)

Net realized gain	$2,866,069

Change in unrealized appreciation (depreciation) —

Investments	$(13,290)

Investments — affiliated investment	21

Futures contracts	(2,803,713)

Foreign currency	8,417

Net change in unrealized appreciation (depreciation)	$(2,808,565)

Net realized and unrealized gain	$57,504

Net increase in net assets from operations	$182,112

9	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019(1)

From operations —

Net investment income	$124,608	$307,012

Net realized gain (loss)	2,866,069	(1,601,102)

Net change in unrealized appreciation (depreciation)	(2,808,565)	1,372,454

Net increase in net assets from operations	$182,112	$78,364

Distributions to shareholders	$(1,940,734)	$(198,515)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$3,028,560	$28,267,222

Net asset value of shares issued to shareholders in payment of distributions declared	1,940,734	198,515

Cost of shares redeemed	(1,541,774)	(4,184,908)

Net increase in net assets from Fund share transactions	$3,427,520	$24,280,829

Net increase in net assets	$1,668,898	$24,160,678

Net Assets

At beginning of period	$24,160,678	$—

At end of period	$25,829,576	$24,160,678

(1)	The Fund commenced operations on August 1, 2018.

10	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Consolidated Financial Highlights

	Institutional Class
	Six Months Ended January 31, 2020 (Unaudited)		Year Ended July 31, 2019(1)

Net asset value — Beginning of period	$9.710		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.048		$0.140

Net realized and unrealized gain (loss)	0.062		(0.345)

Total income (loss) from operations	$0.110		$(0.205)

Less Distributions

From net investment income	$(0.446)		$(0.085)

From net realized gain	(0.304)		—

Total distributions	$(0.750)		$(0.085)

Net asset value — End of period	$9.070		$9.710

Total Return(3)(4)	0.81	%(5)	(1.90)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,830		$24,161

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.99	%(6)	0.99%

Net investment income	0.97	%(6)	1.50%

Portfolio Turnover	0%		0%

(1)	The Fund commenced operations on August 1, 2018.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.85% and 1.29% of average daily net assets for the six months ended January 31, 2020 and the year ended July 31, 2019, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

11	See Notes to Consolidated Financial Statements.

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Research Affiliates Systematic Alternative Risk Premia Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The Fund seeks to gain exposure to commodities, in whole or in part, through investments in SARP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same investment objective and principal investment strategies as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary, which invests primarily in commodity-related investments, and may also invest in other instruments in which the Fund is permitted to invest. The net assets of the Subsidiary at January 31, 2020 were $2,213,749 or 8.6% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. The daily valuation of certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the foreign financial futures contracts.

Foreign financial futures contracts are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

12

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of January 31, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments (including derivatives) denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day (except for futures contracts traded on the London Metal Exchange, which make payments at contract expiration), depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interim Financial Statements — The interim financial statements relating to January 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

13

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including open derivative contracts, and the Fund’s investment in the Subsidiary, at January 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$27,737,153

Gross unrealized appreciation	$2,866

Gross unrealized depreciation	(3,209,675)

Net unrealized depreciation	$(3,206,809)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. Pursuant to the investment advisory and administrative agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.80% of the Fund’s consolidated average daily net assets up to $500 million and at reduced rates on consolidated net assets of $500 million and over, and is payable monthly. For the six months ended January 31, 2020, the investment adviser and administration fee amounted to $102,452 or 0.80% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp. Pursuant to a separate investment sub-advisory agreement, EVM has also engaged Research Affiliates, LLC (Research Affiliates), a limited liability corporation, to provide certain non-discretionary sub-advisory services such as research and portfolio modeling to the Fund. EVM pays Parametric and Research Affiliates a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. EVM and Parametric have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.99% of the Fund’s consolidated average daily net assets. This agreement may be changed or terminated after November 30, 2020. Pursuant to this agreement, EVM and Parametric were allocated $109,464 in total of the Fund’s operating expenses for the six months ended January 31, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2020, EVM earned $69 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

There were no purchases and sales of investments, other than short-term obligations, for the six months ended January 31, 2020.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Institutional Class	Six Months Ended January 31, 2020 (Unaudited)	Year Ended July 31, 2019(1)

Sales	311,955	2,915,920

Issued to shareholders electing to receive payments of distributions in Fund shares	207,787	21,839

Redemptions	(159,927)	(450,486)

Net increase	359,815	2,487,273

(1)	The Fund commenced operations on August 1, 2018.

At January 31, 2020, EVM owned 57.4% of the value of the outstanding shares of the Fund.

14

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2020 is included in the Consolidated Portfolio of Investments. At January 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund seeks to provide exposure to “risk premia” by taking long and short positions using derivative instruments to gain market exposure across four asset classes: equities, fixed income, commodities and currencies. Risk premia are the returns assets are expected to generate in excess of the return of a risk-free investment as compensation for taking risk.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2020 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative(1)	Liability Derivative(1)

Commodity	Futures contracts	$814,785	$(1,702,722)

Equity Price	Futures contracts	138,983	(543,653)

Foreign Exchange	Futures contracts	48,862	(531,805)

Interest Rate	Futures contracts	520,744	(184,043)

Total		$1,523,374	$(2,962,223)

(1)

Only the variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended January 31, 2020 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Commodity	Futures contracts	$874,871	$(1,366,524)

Equity Price	Futures contracts	518,068	(193,848)

Foreign Exchange	Futures contracts	203,594	(530,532)

Interest Rate	Futures contracts	1,269,435	(712,809)

Total		$2,865,968	$(2,803,713)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Futures contracts.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Futures contracts.

The average notional cost of futures contracts outstanding during the six months ended January 31, 2020, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$71,652,000	$63,046,000

15

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2020.

8  Investments in Affiliated Funds

At January 31, 2020, the value of the Fund’s investment in affiliated funds was $915,128, which represents 3.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$1,222,663	$48,287,833	$(48,595,733)	$344	$21	$915,128	$16,907	915,037

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Short-Term Investments —

U.S. Treasury Obligations	$—	$25,093,590	$—	$25,093,590

Other	—	915,128	—	915,128

Total Investments	$—	$26,008,718	$—	$26,008,718

Futures Contracts	$1,384,391	$138,983	$—	$1,523,374

Total	$1,384,391	$26,147,701	$—	$27,532,092

Liability Description

Futures Contracts	$(2,548,554)	$(413,669)	$—	$(2,962,223)

Total	$(2,548,554)	$(413,669)	$—	$(2,962,223)

16

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

10  Subsequent Event

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time and through March 20, 2020, the date these financial statements were issued, has resulted in substantial market volatility and may result in a significant economic downturn.

17

Parametric

Research Affiliates Systematic Alternative Risk Premia Fund

January 31, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

18

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

19

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Non-Discretionary Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

31328    1.31.20

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield

Payson F. Swaffield

President

Date: March 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner

James F. Kirchner

Treasurer

Date: March 24, 2020

By:	/s/ Payson F. Swaffield

Payson F. Swaffield

President

Date: March 24, 2020